OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure Of Other Equity Instruments [text block]
	The Group and Bank
	2019	2018	2017
	£m	£m	£m
At 1 January	3,217	3,217	3,217
Issued in the year:
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	496	–	–
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	1,152	–	–
	1,648	–	–
At 31 December	4,865	3,217	3,217